Short-Term and Long-Term Debt (Assets Provided as Collateral for Short-Term and Long-Term Debt Payables to Financial Institutions) (Detail) ¥ in Millions	Mar. 31, 2022 JPY (¥)
Debt Disclosure [Abstract]
Lease payments, loans and investment in operating leases	¥ 106,699
Investment in securities	175,912
Property under facility operations	112,730
Other assets and other	27,784
Total	¥ 423,125